INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Goodwill
Goodwill	$ 112,163,432	$ 28,550,361
Goodwill impairment loss	7,500,000
Rizobacter Argentina S.A.
Goodwill
Goodwill	28,080,271	28,080,271
Bioceres Crops S.A.
Goodwill
Goodwill	7,523,322
Pro Farm Group, Inc.
Goodwill
Goodwill	76,089,749
Insumos Agroquimicos S.A.
Goodwill
Goodwill	$ 470,090	$ 470,090